Prepaid Foreign Taxes (Details Narrative) (10-K) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Foreign Taxes [Line Items]
Prepaid expense other, noncurrent	$ 415,483	$ 369,590	$ 342,312
Deferred tax assets, valuation allowance		20,701,515	21,562,624
Foreign Tax Authority [Member]
Prepaid Foreign Taxes [Line Items]
Deferred tax assets, valuation allowance		$ 228,613	$ 392,593